ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13.        ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2017	December 31, 2016	December 31, 2015
Trade payables	$1,256,795	$943,922	$2,515,815
Accrued vacation	157,198	217,036	167,604
Accrued liabilities	346,984	1,270,306	221,167
Tax liability	—	—	155,169
Other accounts payable	83,978	59,679	173,216

	$1,844,955	$2,490,943	$3,232,971